Significant Accounting Policies - Summary of Change in Fair Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 160,171	€ 160,093
Change in fair value during the reporting period	(2,909)	5,644
AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	188	207
Change in fair value during the reporting period	8	119
Solely payments of principal and interest [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	44	51
Change in fair value during the reporting period	10	2
Solely payments of principal and interest [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	93,234	92,836
Change in fair value during the reporting period	(3,132)	5,461
Solely payments of principal and interest [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	178	169
Change in fair value during the reporting period	8	119
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,324	2,657
Change in fair value during the reporting period	0
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	44,366	43,258
Change in fair value during the reporting period	(195)	72
Solely payments of principal and interest [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	5,474	5,261
Change in fair value during the reporting period	(267)	213
Solely payments of principal and interest [member] | sDeposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	52	92
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1	1
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	618	623
Change in fair value during the reporting period	36	8
Financial assets other than SPPI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	3,961	6,514
Change in fair value during the reporting period	(75)	6
Financial assets other than SPPI [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period		1
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,586	2,011
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	10	37
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	36	50
Change in fair value during the reporting period	(10)	13
Financial assets other than SPPI [member] | sDeposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,892	1,800
Change in fair value during the reporting period	0	12
Financial assets other than SPPI [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	5,598	4,946
Change in fair value during the reporting period	€ 724	€ (145)